Deposit (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DepositsLineItems [Line Items]
Deposits	$ 6,630	$ 6,630
Deposit - current portion	0	100,000
Escrow For Purchase [Member]
DepositsLineItems [Line Items]
Proceeds from deposit	100,000
Lease Agreement Deposit [Member]
DepositsLineItems [Line Items]
Deposits	$ 6,630	6,630
Escrow For Purchase [Member]
DepositsLineItems [Line Items]
Deposit - current portion		$ 100,000